Investments (Credit Losses Recognized In Earnings on Fixed Maturity Securities Held by the Company) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 40,414	$ 2,008
Additions to allowance for credit losses not previously recorded	30,279	39,605
Reductions for securities sold during the period	(3,052)	(2,002)
Addition (reductions) on securities with previous allowance	2,843	324
Write-downs charged against the allowance	(56,202)
Assets transferred (to) from parent and affiliates		479
Balance, end of period	14,282	40,414
U.S. Treasury securities and obligations of U.S. government authorities and agencies
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	0
Additions to allowance for credit losses not previously recorded	0	0
Reductions for securities sold during the period	0	0
Addition (reductions) on securities with previous allowance	0	0
Write-downs charged against the allowance	0
Assets transferred (to) from parent and affiliates		0
Balance, end of period	0	0
Foreign government securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	0
Additions to allowance for credit losses not previously recorded	0	0
Reductions for securities sold during the period	0	0
Addition (reductions) on securities with previous allowance	0	0
Write-downs charged against the allowance	0
Assets transferred (to) from parent and affiliates		0
Balance, end of period	0	0
U.S. and Foreign Corporate Securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	40,414	2,000
Additions to allowance for credit losses not previously recorded	26,779	39,600
Reductions for securities sold during the period	(2,127)	(2,002)
Addition (reductions) on securities with previous allowance	4,072	337
Write-downs charged against the allowance	(56,202)
Assets transferred (to) from parent and affiliates		479
Balance, end of period	12,936	40,414
Asset-backed securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	1
Additions to allowance for credit losses not previously recorded	3,500	0
Reductions for securities sold during the period	(925)	0
Addition (reductions) on securities with previous allowance	(1,229)	(1)
Write-downs charged against the allowance	0
Assets transferred (to) from parent and affiliates		0
Balance, end of period	1,346	0
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	0
Additions to allowance for credit losses not previously recorded	0	0
Reductions for securities sold during the period	0	0
Addition (reductions) on securities with previous allowance	0	0
Write-downs charged against the allowance	0
Assets transferred (to) from parent and affiliates		0
Balance, end of period	0	0
Residential mortgage-backed securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	7
Additions to allowance for credit losses not previously recorded	0	5
Reductions for securities sold during the period	0	0
Addition (reductions) on securities with previous allowance	0	(12)
Write-downs charged against the allowance	0
Assets transferred (to) from parent and affiliates		0
Balance, end of period	$ 0	$ 0